REVENUE RECOGNITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets and Liabilities

	March 31,	December
	2022	31, 2021
Contract assets (unbilled receivables)	$11,044	$8,891
Contract liabilities (deferred revenue)	$1,904	$2,020

	December 31,
	2021	2020
Contract assets (unbilled receivables)	$8,890,888	$—
Contract liabilities (deferred revenue)	$2,020,351	$2,435,909

Disaggregation of Revenue

The following table summarizes the Company’s net revenue disaggregated by sales channel:

	Three Months Ended March 31,
	2022	2021
Direct Sales(1)	$39,823	$36,273
Channel Sales(2)	$4,573	$3,602
Software & Services(3)	$2,250	$982

	Years Ended December 31,
	2021	2020	2019
Direct Sales(1)	$139,647,865	$176,836,569	$143,749,787
Channel Sales(2)	$17,341,244	$10,337,265	$30,243,110
Software & Services(3)	$20,277,568	$—	$—
(1)	Direct Sales includes retail direct to consumer sales on the Company’s e-commerce platform.
(2)	Channel Sales includes retail sales on other third-party platforms.
(3)	Software & Services includes revenue generated from software licensing agreements.